Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)(2)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	EIX TSR(4)	Philadelphia Utility Index TSR(4)	EIX Net Income(5) (Millions)	EIX Core EPS(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$12,191,229	$11,737,696	$2,682,477	$2,693,250	$96.54	$122.25	$824	$4.61
2021	$14,364,340	$20,039,901	$3,150,435	$4,001,757	$99.07	$121.46	$925	$4.62
2020	$15,785,999	$5,705,558	$3,519,193	$1,589,352	$87.21	$102.72	$871	$4.65

(1)

Mr. Pizarro was our CEO for each of the three years included in the table above. For 2020, our Non-PEO NEOs were Ms. Rigatti, Mr. Umanoff, Kevin M. Payne (SCE’s President and CEO in 2020 and 2021 through Nov. 30, 2021), and J. Andrew Murphy (who is still an EIX SVP). For 2021, our Non-PEO NEOs were Ms. Rigatti and Messrs. Umanoff, Powell, Murphy, and Payne. For 2022, our Non-PEO NEOs are Mses. Rigatti and Choi and Messrs. Umanoff and Powell.

(2)

See the Summary Compensation Table above for detail of the SCT Total for our CEO for each year covered in the table. The average compensation for the Non-PEO NEOs for 2022 was calculated from the SCT. The average compensation for the Non-PEO NEOs for each of 2021 and 2020 was calculated from the SCT as disclosed in the Company’s Proxy Statement filed with the Securities and Exchange Commission in 2022 or 2021, respectively.

(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
■	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
■	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
■	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
■	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
■	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
■	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
■	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
■	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
■	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
■	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an LTI award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the SCT that appears in our annual proxy statement.

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs.

The following table provides a reconciliation of the SCT Total to CAP for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2022
Summary Compensation Table Total	$15,785,999	$14,364,340	$12,191,229
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	-$5,387,582	-$3,187,737	$0
+ Pension Service Cost	$366,188	$341,921	$732,343
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	-$7,417,623	-$7,647,587	-$8,768,150
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,488,037	$13,800,409	$9,536,342
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-$4,838,500	$2,713,850	-$1,221,846
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$290,962	-$345,295	-$732,222
Compensation Actually Paid	$5,705,558	$20,039,901	$11,737,696

The following table provides a reconciliation of the average of the SCT Total for the Non-PEO NEOs for a fiscal year to the average of the CAP for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2022
Summary Compensation Table Total	$3,519,193	$3,150,435	$2,682,477
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	-$1,050,375	-$598,406	-$61,312
+ Pension Service Cost	$84,694	$108,558	$230,453
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	-$1,354,502	-$1,290,029	-$1,375,761
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,367,354	$2,246,445	$1,496,288
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-$920,735	$438,009	-$176,858
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$56,277	-$53,254	-$102,037
Compensation Actually Paid	$1,589,352	$4,001,757	$2,693,250

(4)

EIX TSR represents cumulative total shareholder return on a fixed investment of $100 in the EIX’s common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Utility Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Utility Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends.

(5)	This column shows EIX’s GAAP net income for each fiscal year covered by the table.
(6)

This column shows EIX’s Core EPS (as measured for EPS performance shares) for each fiscal year covered by the table. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote [Text Block]

(1)

Mr. Pizarro was our CEO for each of the three years included in the table above. For 2020, our Non-PEO NEOs were Ms. Rigatti, Mr. Umanoff, Kevin M. Payne (SCE’s President and CEO in 2020 and 2021 through Nov. 30, 2021), and J. Andrew Murphy (who is still an EIX SVP). For 2021, our Non-PEO NEOs were Ms. Rigatti and Messrs. Umanoff, Powell, Murphy, and Payne. For 2022, our Non-PEO NEOs are Mses. Rigatti and Choi and Messrs. Umanoff and Powell.

Peer Group Issuers, Footnote [Text Block]

(4)

EIX TSR represents cumulative total shareholder return on a fixed investment of $100 in the EIX’s common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Utility Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Utility Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends.

PEO Total Compensation Amount	$ 12,191,229	$ 14,364,340	$ 15,785,999
PEO Actually Paid Compensation Amount	$ 11,737,696	20,039,901	5,705,558
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
■	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
■	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
■	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
■	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
■	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
■	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
■	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
■	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
■	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
■	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an LTI award is the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the SCT that appears in our annual proxy statement.

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs.

The following table provides a reconciliation of the SCT Total to CAP for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2022
Summary Compensation Table Total	$15,785,999	$14,364,340	$12,191,229
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	-$5,387,582	-$3,187,737	$0
+ Pension Service Cost	$366,188	$341,921	$732,343
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	-$7,417,623	-$7,647,587	-$8,768,150
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,488,037	$13,800,409	$9,536,342
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-$4,838,500	$2,713,850	-$1,221,846
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$290,962	-$345,295	-$732,222
Compensation Actually Paid	$5,705,558	$20,039,901	$11,737,696

Non-PEO NEO Average Total Compensation Amount	$ 2,682,477	3,150,435	3,519,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,693,250	4,001,757	1,589,352
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table provides a reconciliation of the average of the SCT Total for the Non-PEO NEOs for a fiscal year to the average of the CAP for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2020	Fiscal Year 2021	Fiscal Year 2022
Summary Compensation Table Total	$3,519,193	$3,150,435	$2,682,477
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	-$1,050,375	-$598,406	-$61,312
+ Pension Service Cost	$84,694	$108,558	$230,453
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	-$1,354,502	-$1,290,029	-$1,375,761
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,367,354	$2,246,445	$1,496,288
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-$920,735	$438,009	-$176,858
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-$56,277	-$53,254	-$102,037
Compensation Actually Paid	$1,589,352	$4,001,757	$2,693,250

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

RELATIONSHIP BETWEEN CAP AND TSR

The following chart shows the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years and EIX’s total shareholder return and the total shareholder return for the Philadelphia Utility Index (each calculated as described in footnote 4 to the Pay Versus Performance Table above) over that period of time. A significant portion of our NEOs’ compensation consists of equity awards, a portion of which is tied directly to our TSR results; thus, CAP moved in alignment with our total shareholder return during the 2020-2022 period.

Compensation Actually Paid vs. Net Income [Text Block]

RELATIONSHIP BETWEEN CAP AND GAAP NET INCOME

The following chart shows the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years and EIX’s GAAP net income for each of those years. We do not use net income as a metric in our compensation program. Instead we use core earnings as EIX’s most heavily weighted annual incentive goal and Core EPS for EPS performance shares. As footnote 6 on page 36 explains, core earnings exclude the impact of significant discrete items that management does not consider representative of ongoing earnings. We believe core earnings and Core EPS better represent the operating performance of the Company and are better measures to encourage decision-making that considers long-term value creation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

RELATIONSHIP BETWEEN CAP AND CORE EPS

The following chart shows the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years and EIX’s Core EPS (as measured for EPS performance shares) for each of those years. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric. EIX’s three-year average annual Core EPS measured against target levels is used to determine payouts for our NEOs’ EPS performance shares.

Tabular List [Table Text Block]

2022 PERFORMANCE MEASURES

In accordance with PvP rules, the following is an unranked list of EIX’s financial performance measures we consider most important in linking the CAP for our NEOs for 2022 with EIX’s performance.

■	Core EPS (see Performance Share Awards: Core EPS Metric above)
■	Relative total shareholder return (see Performance Share Awards: TSR Metric above)
■	Core earnings (see Annual Incentive Awards above)

Total Shareholder Return Amount	$ 96.54	99.07	87.21
Peer Group Total Shareholder Return Amount	122.25	121.46	102.72
Net Income (Loss)	$ 824,000,000	$ 925,000,000	$ 871,000,000
Company Selected Measure Amount	4.61	4.62	4.65
PEO Name	Mr. Pizarro
Additional 402(v) Disclosure [Text Block]

In addition to the financial performance measures listed above, the Company views its stock price (which is the performance metric for our stock options; in addition, the value of all of our equity awards is dependent on the Company’s stock price) and all of the goals for the Company’s annual incentive awards as key drivers of performance in achieving the Company’s safety, operational, financial and strategic goals. The Company views its safety and resiliency goals as particularly important, as reflected by the weighting of the safety and resiliency goal category for the Company’s 2022 annual incentive awards (50% for EIX and 55% for SCE), plus the safety and compliance foundation goals.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core EPS
Non-GAAP Measure Description [Text Block]
(6)

This column shows EIX’s Core EPS (as measured for EPS performance shares) for each fiscal year covered by the table. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core earnings
PEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (3,187,737)	$ (5,387,582)
PEO [Member] | Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	732,343	341,921	366,188
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,768,150)	(7,647,587)	(7,417,623)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,536,342	13,800,409	7,488,037
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,221,846)	2,713,850	(4,838,500)
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(732,222)	(345,295)	(290,962)
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,312)	(598,406)	(1,050,375)
Non-PEO NEO [Member] | Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	230,453	108,558	84,694
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,375,761)	(1,290,029)	(1,354,502)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,496,288	2,246,445	1,367,354
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(176,858)	438,009	(920,735)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (102,037)	$ (53,254)	$ (56,277)